OPERATING LEASES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Minimum contractual future revenues to be received:
Cost	$ 1,043,439,000	$ 771,945,000
Accumulated depreciation	231,724,000	198,330,000
Future minimum payments under non-cancellable operating leases:
2013	374,000
2014	381,000
2015	381,000
2016	381,000
2017	256,000
Total minimum lease payments	1,773,000
Total rental expense for operating leases	700,000	700,000	1,000,000
Vessels leased to third parties
Minimum contractual future revenues to be received:
Cost	190,400,000	620,000,000
Accumulated depreciation	29,300,000	141,200,000
Time charters
Minimum contractual future revenues to be received:
2014	50,188,000
2015	11,413,000
Total	$ 61,601,000